Variable Interest Entities ("VIEs") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Sep. 30, 2024 USD ($)
Variable Interest Entity [Line Items]
2024	$ 20,194
2025	79,498
2026	76,586
2027	73,756
2028	70,761
2029+	$ 268,320